Investments - Summary of Long -Term Investments By Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 44,527	$ 49,216
BRAZIL
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	33,963	37,449
MEXICO
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	3,048	0
Other
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long-term investments	$ 7,516	$ 11,767